SIGNIFICANT RISKS (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Concentration risk percentage, accounts receivable		62.00%	39.00%
Customer B [Member]
Concentration risk percentage, accounts receivable	10.00%		52.00%
Customer D Member]
Concentration risk percentage, accounts receivable	13.00%	12.00%